Indirect taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2021
Indirect Taxes Charges And Contributions Payable
Schedule of indirect taxes, charges and contributions payable

	2021	2020

Indirect taxes, charges and contributions payable	1,421,955	938,880

Value added tax on goods and services - ICMS	303,721	359,498
ANATEL’s taxes and fees (i)	1,042,933	509,087
Imposto sobre Serviço (Service tax) - ISS	66,075	66,082
Other	9,226	4,213

Current portion	(1,418,682)	(935,778)
Non-current portion	3,273	3,102